Note 12 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 12.                 Employee Benefit Plans

The Company has a profit sharing plan which includes a provision designed to qualify under Section 401(k) of the Internal Revenue Code of 1986, as amended, to allow for participant contributions.  All employees are eligible to participate in the plan.  The Company matches 100% of the first 3% of employee contributions, and 50% of the next 3% of employee contributions, up to a maximum amount of 4.5% of an employee's compensation.  Additionally, at its discretion, the Company may make additional contributions to the plan which are allocated to the accounts of participants in the plan based on relative compensation.  Company contributions for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010

Matching contribution	$1,014,418	$929,869	$875,138
Discretionary contribution	188,700	150,000	99,400
	$1,203,118	$1,079,869	$974,538

The Company has entered into nonqualified supplemental executive retirement plans (“SERPs”) with certain executive officers.  The SERPs allow certain executives to accumulate retirement benefits beyond those provided by the qualified plans.  During the years ended December 31, 2012, 2011, and 2010, the Company expensed $289,437, $190,105, and $157,261, respectively, related to these plans.  As of December 31, 2012 and 2011, the liability related to the SERPs, included in other liabilities, was $2,802,497 and $2,630,060, respectively.  Payments in the amount of $117,000 were made in both 2012 and 2011.

The Company has entered into deferred compensation agreements with certain executive officers.  Under the provisions of the agreements, the officers may defer compensation and the Company matches the deferral up to certain maximums.  The Company’s matching contribution varies by officer and is a maximum of between $10,000 and $20,000 annually.  Interest on the deferred amounts is earned at The Wall Street Journal’s prime rate subject to a minimum of 6% and a maximum of 12% with such limits differing by officer.  The Company has also entered into deferred compensation agreements with certain management officers.  Under the provisions of the agreements the officers may defer compensation and the Company matches the deferral up to certain maximums.  The Company’s matching contribution differs by officer and is a maximum between 4% and 10% of officer’s compensation.  Interest on the deferred amounts is earned at The Wall Street Journal’s prime rate plus one percentage point, and has a minimum of 4% and shall not exceed 8%.  Upon retirement, the officer will receive the deferral balance in 180 equal monthly installments.  As of December 31, 2012 and 2011, the liability related to the agreements totaled $5,151,630 and $4,202,733, respectively.

Changes in the deferred compensation agreements, included in other liabilities, are as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Balance, beginning	$4,202,733	$3,469,525	$2,734,989
Company expense	555,407	414,478	369,950
Employee deferrals	405,788	381,616	371,374
Cash payments made	(12,298)	(62,886)	(6,788)
Balance, ending	$5,151,630	$4,202,733	$3,469,525